11. Finance Income and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income And Finance Costs
Finance Income and Finance Costs

	2019	2018	2017
Interest SVB Loan Agreement (see note 19)	(483)	(847)	(690)
Foreign exchange differences	(175)	651	(2,378)
Interest on certificates of deposit with maturities of more than three months	602	5	77
Other finance income/finance costs - net	71	251	8
	15	60	(2,983)